General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Total	$ 2,308,149	$ 2,017,868	$ 929,500
General and Administrative Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Employee compensation and benefits	927,913	526,895	312,479
Travel and communication expenses	59,108	49,451	34,267
Rent and utilities	287,755	83,079	58,466
Consulting fees	677,556	1,032,197	310,039
Insurance	29,511	13,386	13,165
Depreciation and amortization expenses	125,395	116,451	60,698
Sales tax	17,657	76,654	80,595
Entertainment	27,314	23,748	17,193
Office and miscellaneous	$ 155,940	$ 96,007	$ 42,598